Supplementary Information (Net Change in Non-Cash Working Capital) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplementary Information [Abstract]
Accounts receivable and accrued revenues	$ (75)	$ 82	$ 10
Accounts payable and accrued liabilities	(81)	(456)	94
Income tax payable and receivable	(23)	51	(119)
Net change in non-cash working capital	$ (179)	$ (323)	$ (15)